Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	$ 10,761	$ 8,534
Total assets	10,761	8,285
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	6,953	7,538
Total assets	6,953	7,538
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	195	215
Total assets	195	215
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	446	200
Total assets	446	200
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2,142	143
Total assets	2,142	143
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	0	0
Total assets	0	0
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	1,024	438
Total assets	1,024	188
Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2	2
Total liabilities	767	598
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2	2
Total liabilities	767	598
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	63,000	17,000
Securitization vehicles | Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	2,394	278
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	94	88
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	2	2
Securitization vehicles | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	1,275	0
Securitization vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	1,023	188
Securitization vehicles | Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	1	1
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	1	1
Client Vehicles sponsored by UBS
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	3,000	2,000
Client Vehicles sponsored by UBS | Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	392	185
Client Vehicles sponsored by UBS | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	143	37
Client Vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	110	147
Client Vehicles sponsored by UBS | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	138	0
Client Vehicles sponsored by UBS | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	50	8
Client Vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	50	8
Investment funds | Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	7,482	7,821
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	6,482	7,413
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	83	66
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	286	200
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	631	143
Investment funds | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Investment funds | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Investment funds | Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	716	590
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	716	590
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	180,000	$ 118,000
Other vehicles sponsored by third parties
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	0
Other vehicles sponsored by third parties | Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	494
Other vehicles sponsored by third parties | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	235
Other vehicles sponsored by third parties | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0
Other vehicles sponsored by third parties | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	23
Other vehicles sponsored by third parties | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	236
Other vehicles sponsored by third parties | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0
Other vehicles sponsored by third parties | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0
Other vehicles sponsored by third parties | Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	0
Other vehicles sponsored by third parties | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	$ 0